Leases - Lessor Maturity Analysis (Details) $ in Millions	Dec. 31, 2023 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
Year 1	$ 40.3
Year 2	38.4
Year 3	35.6
Year 4	24.2
Year 5	11.4
After Year 5	13.1
Total lease receivables	$ 163.0